Tradr 2X Long QUBT Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$36,085,506
TOTAL NET ASSETS — 100.0%	$36,085,506

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Quantum Computing, Inc.	Receive	11.63% (OBFR01* + 800bps)	At Maturity	10/27/2026	$631,037	$-	$11,549
Marex	Quantum Computing, Inc.	Receive	10.88% (OBFR01* + 725bps)	At Maturity	7/24/2026	58,925,104	-	2,257,215
TOTAL EQUITY SWAP CONTRACTS								$2,268,764

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.